LOSS PER SHARE	12 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
LOSS PER SHARE

NOTE 21 – LOSS PER SHARE

Basic loss per share is computed by dividing net loss by the weighted average number of shares outstanding during the year. The weighted average number of shares of Common Stock used in computing basic and diluted loss per Common Stock for the years ended December 31, 2024 and 2023, are as follows:

	Year ended December 31
	2024	2023
	Number of shares

Weighted average number of shares of Common Stock outstanding attributable to stockholders	5,846,231	1,200,608
Total weighted average number of shares of Common Stock related to outstanding options, excluded from the calculations of diluted loss per share (*)	29,217	27,518

(*)	The effect of the inclusion of option in 2024 and 2023 is anti-dilutive.

N2OFF, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(USD in thousands, except share and per share data)